-------------------------
                                                       OMB APPROVAL
                                                       -------------------------
                                                       OMB Number: 3235-0578

                                                       Expires: April 30, 2010

                                                       Estimated average burden
                                                       hours per response: 10.5
                                                       -------------------------

                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number  811-10529
                                   ---------------------------------------------

                                  The GKM Funds
--------------------------------------------------------------------------------
               (Exact name of registrant as specified in charter)

 11150 Santa Monica Boulevard, Suite 850    Los Angeles, California     23226
--------------------------------------------------------------------------------
                (Address of principal executive offices)              (Zip code)

                                 Timothy J. Wahl

                    First Western Investment Management, Inc.
                            11150 Santa Monica Blvd.
                             Los Angeles, CA 23226

--------------------------------------------------------------------------------
                    (Name and address of agent for service)

Registrant's telephone number, including area code:   (310) 268-2605
                                                     ---------------------------

Date of fiscal year end:        July 31, 2009
                            -------------------------

Date of reporting period:       April 30, 2009
                            -------------------------

Form N-Q is to be used by management investment companies other than small business investment companies registered on Form N-5 (ss.ss. 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to Rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1.     SCHEDULE OF INVESTMENTS.

THE GKM FUNDS
GKM GROWTH FUND
SCHEDULE OF INVESTMENTS
APRIL 30, 2009 (UNAUDITED)
================================================================================
COMMON STOCKS - 102.0%                                    SHARES       VALUE
--------------------------------------------------------------------------------

CONSUMER DISCRETIONARY - 3.3%
   HOUSEHOLD DURABLES - 2.1%
   Garmin Ltd.                                            20,800   $    523,952
                                                                   ------------

   SPECIALTY RETAIL - 1.2%
   PetSmart, Inc.                                         13,700        313,456
                                                                   ------------

CONSUMER STAPLES - 3.9%
   BEVERAGES - 1.2%
   Coca-Cola Company (The)                                 7,000        301,350
                                                                   ------------

   FOOD & STAPLES RETAILING - 1.0%
   SYSCO Corporation                                      10,500        244,965
                                                                   ------------

   PERSONAL PRODUCTS - 1.7%
   Alberto-Culver Company                                 19,000        423,510
                                                                   ------------

HEALTH CARE - 26.4%
   BIOTECHNOLOGY - 0.8%
   Celgene Corporation*                                    5,000        213,600
                                                                   ------------

   HEALTH CARE EQUIPMENT & SUPPLIES - 12.8%
   Alcon, Inc.                                             4,000        368,040
   Baxter International, Inc.                              9,000        436,500
   Conceptus, Inc.*                                       22,500        304,650
   C.R. Bard, Inc.                                         3,500        250,705
   Intuitive Surgical, Inc.*                               3,000        431,190
   Kinetic Concepts, Inc.*                                10,000        247,600
   Medtronic, Inc.                                        21,000        672,000
   St. Jude Medical, Inc.*                                 8,000        268,160
   Stryker Corporation                                     7,500        290,325
                                                                   ------------
                                                                      3,269,170
                                                                   ------------
   HEALTH CARE PROVIDERS & SERVICES - 2.0%
   Henry Schein, Inc.*                                    12,700        521,208
                                                                   ------------

   LIFE SCIENCES TOOLS & SERVICES - 4.7%
   Covance, Inc.*                                         11,400        447,792
   Dionex Corporation*                                     9,500        598,500
   Pharmaceutical Product Development, Inc.                7,300        143,153
                                                                   ------------
                                                                      1,189,445
                                                                   ------------
   PHARMACEUTICALS - 6.1%
   Abbott Laboratories                                     9,000        376,650
   Johnson & Johnson                                       4,600        240,856
   Merck & Company, Inc.                                  10,000        242,400
   Teva Pharmaceutical Industries Ltd. - ADR              16,000        702,240
                                                                   ------------
                                                                      1,562,146
                                                                   ------------

THE GKM FUNDS
GKM GROWTH FUND
SCHEDULE OF INVESTMENTS (CONTINUED)
================================================================================
COMMON STOCKS - 102.0% (CONTINUED)                        SHARES       VALUE
--------------------------------------------------------------------------------

INDUSTRIALS - 7.2%
   AIR FREIGHT & LOGISCTICS - 1.2%
   FedEx Corporation                                       5,300   $    296,588
                                                                   ------------

   COMMERCIAL SERVICES & SUPPLIES - 1.5%
   Waste Management, Inc.                                 14,700        392,049
                                                                   ------------

   INDUSTRIAL CONGLOMERATES - 1.6%
   3M Company                                              7,300        420,480
                                                                   ------------

   MACHINERY - 1.9%
   Pall Corporation                                       18,100        478,021
                                                                   ------------

   ROAD & RAIL - 1.0%
   Norfolk Southern Corporation                            7,000        249,760
                                                                   ------------

INFORMATION TECHNOLOGY - 53.7%
   COMMUNICATIONS EQUIPMENT - 5.2%
   Cisco Systems, Inc.*                                   38,000        734,160
   QUALCOMM, Inc.                                         13,700        579,784
                                                                   ------------
                                                                      1,313,944
                                                                   ------------
   COMPUTERS & PERIPHERALS - 11.6%
   Apple, Inc.*                                            8,500      1,069,555
   EMC Corporation*                                       45,000        563,850
   Hewlett-Packard Company                                15,600        561,288
   International Business Machines Corporation             7,400        763,754
                                                                   ------------
                                                                      2,958,447
                                                                   ------------
   ELECTRONIC EQUIPMENT, INSTRUMENTS &
      COMPONENTS - 5.0%
   Flextronics International Ltd.*                       120,000        465,600
   Trimble Navigation Ltd.*                               37,800        810,432
                                                                   ------------
                                                                      1,276,032
                                                                   ------------
   INTERNET SOFTWARE & SERVICES - 5.6%
   Google, Inc. - Class A*                                 3,600      1,425,492
                                                                   ------------

   IT SERVICES - 5.8%
   Accenture Ltd. - Class A                               17,900        526,797
   Automatic Data Processing, Inc.                        14,000        492,800
   Paychex, Inc.                                          17,000        459,170
                                                                   ------------
                                                                      1,478,767
                                                                   ------------
   SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 4.4%
   Applied Materials, Inc.                                75,000        915,750
   Intel Corporation                                      13,700        216,186
                                                                   ------------
                                                                      1,131,936
                                                                   ------------

THE GKM FUNDS
GKM GROWTH FUND
SCHEDULE OF INVESTMENTS (CONTINUED)
================================================================================
COMMON STOCKS - 102.0% (CONTINUED)                        SHARES       VALUE
--------------------------------------------------------------------------------

INFORMATION TECHNOLOGY - 53.7% (CONTINUED)
   SOFTWARE - 16.1%
   Adobe Systems, Inc.*                                   19,000   $    519,650
   Citrix Systems, Inc.*                                  27,000        770,310
   Intuit, Inc.*                                          36,000        832,680
   Microsoft Corporation                                  40,000        810,400
   Oracle Corporation                                     60,000      1,160,400
                                                                   ------------
                                                                      4,093,440
                                                                   ------------
MATERIALS - 7.5%
   CHEMICALS - 7.5%
   Ecolab, Inc.                                           12,700        489,585
   Monsanto Company                                        1,000         84,890
   Scotts Miracle-Gro Company (The) - Class A             23,600        796,972
   Sigma-Aldrich Corporation                              12,600        552,384
                                                                   ------------
                                                                      1,923,831
                                                                   ------------

TOTAL COMMON STOCKS (Cost $25,632,441)                             $ 26,001,589
                                                                   ------------

================================================================================
MONEY MARKET FUNDS - 0.0%                                 SHARES       VALUE
--------------------------------------------------------------------------------

First American Treasury Obligations Fund -
   Class Y, 0.09%(a) (Cost $23)                               23   $         23
                                                                   ------------

TOTAL INVESTMENTS AT VALUE(b) - 102.0% (Cost $25,632,464)          $ 26,001,612

LIABILITIES IN EXCESS OF OTHER ASSETS - (2.0%)                         (507,667)
                                                                   ------------

TOTAL NET ASSETS - 100.0%                                          $ 25,493,945
                                                                   ============

ADR - American Depository Receipt.

*     Non-income producing security.

(a) Variable rate security. Rate shown is the 7-day effective yield as of April 30, 2009.

(b) All securities are pledged as collateral for the Fund's bank line of credit.

See accompanying notes to the schedule of investments.

THE GKM FUNDS
GKM GROWTH FUND
NOTES TO SCHEDULE OF INVESTMENTS
APRIL 30, 2009 (UNAUDITED)
================================================================================

1.    SECURITIES VALUATION

      Equity securities of the GKM Growth Fund (the "Fund") generally are valued by using market quotations, but may be valued on the basis of prices furnished by a pricing service when First Western Investment Management, Inc. (the "Adviser") believes such prices accurately reflect the fair market value of such securities. Securities that are traded on any stock exchange are generally valued at the last quoted sale price. Lacking a last sale price, an exchange traded security is generally valued at its last bid price. Securities traded on NASDAQ are valued at the NASDAQ Official Closing Price. When market quotations are not readily available, when the Adviser determines that the market quotation or the price provided by the pricing service does not accurately reflect the current market value or when restricted securities are being valued, such securities are valued as determined in good faith by the Adviser, in conformity with guidelines adopted by and subject to review of the Board of Trustees of The GKM Funds.

      The Financial Accounting Standards Board's Statement of Financial Accounting Standards No. 157 "Fair Value Measurements" establishes a single authoritative definition of fair value, sets out a framework for measuring fair value and requires additional disclosures about fair value measurements.

      Various  inputs  are  used  in   determining   the  value  of  the  Fund's
      investments. These inputs are summarized in the three broad levels listed below:

      Level 1 - quoted prices in active markets for identical securities

      Level 2 -  other  significant  observable  inputs

      Level 3 - significant unobservable inputs

      The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

      The following is a summary of the inputs used to value the Fund's investments as of April 30, 2009:

                                                                GKM
            VALUATION INPUTS                                GROWTH FUND
            ---------------------------------------------   ------------

            Level 1 - Quoted prices                         $ 26,001,612
            Level 2 - Other significant observable inputs             --
            Level 3 - Significant unobservable inputs                 --
                                                            ------------
            TOTAL                                           $ 26,001,612
                                                            ============

2.    SECURITY TRANSACTIONS

      Security transactions are accounted for on trade date. Gains and losses on securities sold are determined on a specific identification basis.

3.    FEDERAL INCOME TAX

      The following is computed on a tax basis for each item as of April 30, 2009:

            Cost of portfolio investments              $ 25,632,464
                                                       ============

            Gross unrealized appreciation              $  4,382,472
            Gross unrealized depreciation                (4,013,324)
                                                       ------------

            Net unrealized appreciation                $    369,148
                                                       ============

ITEM 2.     CONTROLS AND PROCEDURES.

(a) Based on their evaluation of the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) as of a date within 90 days of the filing date of this report, the registrant's principal executive officer and principal financial officer have concluded that such disclosure controls and procedures are reasonably designed and are operating effectively to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to them by others within those entities, particularly during the period in which this report is being prepared, and that such information is recorded, processed, summarized, and reported on a timely basis.

(b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3.     EXHIBITS.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)): Attached hereto

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)   The GKM Funds
             -------------------------------------------------------------------

By (Signature and Title)*           /s/ Timothy J. Wahl
                              --------------------------------------------------
                                    Timothy J. Wahl, President

Date          June 1, 2009
         ------------------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*           /s/ Timothy J. Wahl
                              --------------------------------------------------
                                    Timothy J. Wahl, President

Date          June 1, 2009
         ------------------------

By (Signature and Title)*           /s/ Mark J. Seger
                              --------------------------------------------------
                                    Mark J. Seger, Treasurer

Date          June 1, 2009
         ------------------------

* Print the name and title of each signing officer under his or her signature.